INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 14.4%
	AEROSPACE & DEFENSE - 0.1%
245	Teledyne Technologies, Inc.(a)	$ 105,367

	ASSET MANAGEMENT - 0.1%
413	LPL Financial Holdings, Inc.	103,068

	BANKING - 0.2%
76	First Citizens BancShares, Inc., Class A	55,766
335	Signature Bank	38,542
291	SVB Financial Group(a)	83,840
		178,148
	BIOTECH & PHARMA - 0.3%
655	Alnylam Pharmaceuticals, Inc.(a)	125,400
1,182	Incyte Corporation(a)	90,990
521	Neurocrine Biosciences, Inc.(a)	53,715
471	Sarepta Therapeutics, Inc.(a)	57,523
		327,628
	CHEMICALS - 0.3%
642	Albemarle Corporation	163,267
1,828	Mosaic Company (The)	97,231
		260,498
	COMMERCIAL SUPPORT SERVICES - 0.6%
536	Cintas Corporation	235,020
1,669	Republic Services, Inc.	215,184
1,351	Waste Connections, Inc.	180,926
		631,130
	CONSTRUCTION MATERIALS - 0.1%
436	Advanced Drainage Systems, Inc.	38,686
274	Carlisle Companies, Inc.	70,753
		109,439
	CONTAINERS & PACKAGING - 0.1%
624	Crown Holdings, Inc.	53,982

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 14.4% (Continued)
	DATA CENTER REIT - 0.2%
1,537	Digital Realty Trust, Inc.	$ 160,202

	DIVERSIFIED INDUSTRIALS - 0.1%
731	Dover Corporation	109,577

	ELECTRIC UTILITIES - 0.3%
3,483	AES Corporation (The)	85,960
1,321	Alliant Energy Corporation	67,728
2,021	Avangrid, Inc.	78,880
3,350	CenterPoint Energy, Inc.	93,197
		325,765
	ELECTRICAL EQUIPMENT - 0.6%
3,135	Amphenol Corporation, Class A	243,025
936	Keysight Technologies, Inc.(a)	149,723
556	Roper Technologies, Inc.	239,191
		631,939
	ENGINEERING & CONSTRUCTION - 0.1%
756	Quanta Services, Inc.	122,018

	FOOD - 0.2%
827	Darling Ingredients, Inc.(a)	52,324
2,886	Hormel Foods Corporation	128,081
754	Lamb Weston Holdings, Inc.	75,883
		256,288
	HEALTH CARE FACILITIES & SERVICES - 0.1%
905	Catalent, Inc.(a)	61,739
312	Molina Healthcare, Inc.(a)	85,903
		147,642
	HEALTH CARE REIT - 0.1%
2,116	Ventas, Inc.	102,943

	INDUSTRIAL REIT - 0.6%
4,876	Prologis, Inc.	601,699

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 14.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.2%
360	United Rentals, Inc.	$ 168,671

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
2,210	Interactive Brokers Group, Inc., Class A	190,303

	INSURANCE - 0.1%
1,227	Loews Corporation	74,957

	MACHINERY - 0.3%
296	Nordson Corporation	65,013
675	Parker-Hannifin Corporation	237,499
		302,512
	MEDICAL EQUIPMENT & DEVICES - 1.4%
3,243	Edwards Lifesciences Corporation(a)	260,867
440	IDEXX Laboratories, Inc.(a)	208,226
1,854	Intuitive Surgical, Inc.(a)	425,289
116	Mettler-Toledo International, Inc.(a)	166,310
298	Repligen Corporation(a)	51,962
779	ResMed, Inc.	165,927
391	West Pharmaceutical Services, Inc.	123,959
		1,402,540
	METALS & MINING - 0.5%
7,493	Freeport-McMoRan, Inc.	306,988
4,214	Newmont Corporation	183,773
		490,761
	MULTI ASSET CLASS REIT - 0.1%
1,109	WP Carey, Inc.	90,006

	OFFICE REIT - 0.2%
868	Alexandria Real Estate Equities, Inc.	130,009
834	Boston Properties, Inc.	54,610
		184,619
	OIL & GAS PRODUCERS - 0.3%
1,658	Antero Resources Corporation(a)	43,440

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 14.4% (Continued)
	OIL & GAS PRODUCERS - 0.3% (Continued)
3,372	Devon Energy Corporation	$ 181,818
933	Diamondback Energy, Inc.	131,161
		356,419
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
7,191	Schlumberger Ltd	382,633

	RENEWABLE ENERGY - 0.3%
809	Enphase Energy, Inc.(a)	170,319
593	First Solar, Inc.(a)	100,300
		270,619
	RESIDENTIAL REIT - 0.5%
554	Camden Property Trust	63,577
979	Equity LifeStyle Properties, Inc.	67,071
1,994	Equity Residential	124,665
3,221	Invitation Homes, Inc.	100,688
646	Sun Communities, Inc.	92,468
1,720	UDR, Inc.	73,685
		522,154
	RETAIL - DISCRETIONARY - 0.1%
751	Genuine Parts Company	132,822

	RETAIL REIT - 0.2%
3,327	Realty Income Corporation	212,762

	SELF-STORAGE REIT - 0.1%
701	Extra Space Storage, Inc.	115,420

	SEMICONDUCTORS - 1.5%
2,685	Analog Devices, Inc.	492,616
778	Entegris, Inc.	66,309
741	KLA Corporation	281,121
2,888	Microchip Technology, Inc.	234,015
2,284	ON Semiconductor Corporation(a)	176,804
822	Skyworks Solutions, Inc.	91,711

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 14.4% (Continued)
	SEMICONDUCTORS - 1.5% (Continued)
809	Teradyne, Inc.	$ 81,822
701	Wolfspeed, Inc.(a)	51,860
		1,476,258
	SOFTWARE - 1.2%
448	ANSYS, Inc.(a)	136,017
1,035	DocuSign, Inc.(a)	63,497
252	HubSpot, Inc.(a)	97,489
1,040	ServiceNow, Inc.(a)	449,457
808	Synopsys, Inc.(a)	293,918
219	Tyler Technologies, Inc.(a)	70,354
832	Veeva Systems, Inc., Class A(a)	137,829
		1,248,561
	STEEL - 0.4%
1,404	Nucor Corporation	235,086
975	Steel Dynamics, Inc.	122,957
		358,043
	TECHNOLOGY HARDWARE - 0.1%
1,128	NetApp, Inc.	72,812
261	Zebra Technologies Corporation, Class A(a)	78,366
		151,178
	TECHNOLOGY SERVICES - 1.5%
2,140	CoStar Group, Inc.(a)	151,212
299	EPAM Systems, Inc.(a)	91,987
135	Fair Isaac Corporation(a)	91,448
3,070	Fidelity National Information Services, Inc.	194,546
376	FleetCor Technologies, Inc.(a)	80,761
415	Gartner, Inc.(a)	136,041
1,357	Global Payments, Inc.	152,255
420	MSCI, Inc.	219,304
1,833	Paychex, Inc.	202,363
814	Verisk Analytics, Inc.	139,284
		1,459,201
	TRANSPORTATION & LOGISTICS - 0.4%
864	Expeditors International of Washington, Inc.	90,340

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 14.4% (Continued)
	TRANSPORTATION & LOGISTICS - 0.4% (Continued)
553	JB Hunt Transport Services, Inc.	$ 99,977
580	Old Dominion Freight Line, Inc.	196,771
		387,088
	TRANSPORTATION EQUIPMENT - 0.2%
2,777	PACCAR, Inc.	200,499

	WHOLESALE - DISCRETIONARY - 0.1%
1,401	LKQ Corporation	80,263

	TOTAL COMMON STOCKS (Cost $14,214,032)	14,485,622

	EXCHANGE-TRADED FUND — 85.0%
	FIXED INCOME - 85.0%
1,698,791	WisdomTree Floating Rate Treasury Fund(b) (Cost $85,512,297)	85,432,200

	COLLATERAL FOR SECURITIES LOANED — 1.6%
	MONEY MARKET FUND - 1.6%
1,642,850	Fidelity Investments Money Market Funds - Government Portfolio, 4.50% (Cost $1,642,850)(c)(d)	1,642,850

	TOTAL INVESTMENTS - 101.0% (Cost $101,369,179)	$ 101,560,672
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(1,191,433)
	NET ASSETS - 100.0%	$ 100,369,239

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
(a)	- Non-income producing security.
(b)	- All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2023 was $1,603,932.
(c)	- Security was purchased with cash received as collateral for securities on loan at February 28, 2023. Total collateral had a value of $1,642,850 at February 28, 2023.
(d)	- Rate disclosed is the seven day effective yield as of February 28, 2023.